Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (ESOS) (Detail) - Vedanta Limited Employee Stock Option Scheme 2016 [member] - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	16,756,252	7,803,400
Options granted during the year	14,870,100	10,088,960
Options forfeited/lapsed during the year	1,694,997	1,136,108
Options lapsed during the year owing to performance conditions	496,112
Options exercised during the year	0	0
Options outstanding, Ending balance	29,435,243	16,756,252
December 15, 2019 - June 14, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	December 15, 2019-June 14, 2020	December 15, 2019-June 14, 2020
Options outstanding, Beginning balance	7,098,602	7,803,400
Options forfeited/lapsed during the year	590,376	704,798
Options exercised during the year	0	0
Options outstanding, Ending balance	6,508,226	7,098,602
September 1, 2020 - February 28, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	September 1, 2020-February 28, 2021	September 1, 2020-February 28, 2021
Options outstanding, Beginning balance	9,617,340
Options granted during the year		10,048,650
Options forfeited/lapsed during the year	848,381	431,310
Options lapsed during the year owing to performance conditions	494,566
Options exercised during the year	0	0
Options outstanding, Ending balance	8,274,393	9,617,340
October 16, 2020 - April 15, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	October 16, 2020-April 15, 2021	October 16, 2020-April 15, 2021
Options outstanding, Beginning balance	11,570
Options granted during the year		11,570
Options lapsed during the year owing to performance conditions	444
Options exercised during the year	0	0
Options outstanding, Ending balance	11,126	11,570
November 1, 2020 - April 30, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 1, 2020-April 30, 2021	November 1, 2020-April 30, 2021
Options outstanding, Beginning balance	28,740
Options granted during the year		28,740
Options lapsed during the year owing to performance conditions	1,102
Options exercised during the year	0	0
Options outstanding, Ending balance	27,638	28,740
November 1, 2021 - April 30, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 1, 2021-April 30, 2022
Options granted during the year	13,793,980
Options forfeited/lapsed during the year	227,780
Options exercised during the year	0
Options outstanding, Ending balance	13,566,200
November 1, 2021-April 30, 2022 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 1, 2021-April 30, 2022 (Cash settled)
Options granted during the year	1,076,120
Options forfeited/lapsed during the year	28,460
Options exercised during the year	0
Options outstanding, Ending balance	1,047,660